Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Going Concern [Abstract]
Going Concern
14. Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. Due to the start-up nature of its business, the Group has generated recurring losses and expects to incur additional losses as it expands its photopurification technology and develops marketing, sales and financial plans. As reflected in the accompanying Consolidated Financial Statements, the Company’s total consolidated liabilities exceed total consolidated assets at June 30, 2015 and December 31, 2014 by $2,968,294 and $2,559,765, respectively.

To date, the Company’s cash flow has been funded with cash investments by its shareholders, certain third parties and to a considerably lesser extent, revenue. These inflows have been insufficient to enable the Company to cover its costs. For the six months ended June 30, 2015 there has been a substantial increase in current liabilities. Additionally as disclosed in Note 12 with respect to payroll tax obligations, the Company has been unable to meet its obligations in terms of these taxes.

The Company requires additional capital to continue its development and to achieve sufficient revenues to support its operations. The extent of the Company’s future working capital requirements depend on many factors, including its ability to maintain revenues and to manage expenses. The Company requires additional financing either through borrowings or the sale of equity to support its operations.

The Company’s access to additional financing, if any, will depend on a variety of factors over which the Company has little or no control. These factors include market conditions, the general unavailability of equity financing to the Company in light of its limited revenues, the actual financial and operational results of the Company on a consolidated basis, as well as investors’ perception of the Company’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, or on any other terms, the Company will not be able to continue as a going concern.

Management is currently pursuing plans to address the cash flow requirements of the Company for the twelve months ending June 30, 2016 and beyond. The Company is engaged in discussions with current and other potential investors, and the Company is also considering additional offerings of Common Stock. The Company was not, however, able to secure any additional equity financing during the first half of 2015 from existing shareholders or otherwise, despite its efforts to do so. In addition, the Company projects that increase in the commercialization of its technology may provide additional cash flow for operations. The Company entered into sales contracts of approximately $940,000 during the six-month period ended June 30, 2015.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

15. Going Concern

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. Due to the start-up nature of its business, the Group has generated recurring losses and expects to incur additional losses as it expands its photopurification technology and develops marketing, sales and financial plans. As reflected in the accompanying Consolidated Financial Statements, the Company’s total consolidated liabilities exceed total consolidated assets at December 31, 2014 and December 31, 2013 by $2,259,765 and $1,352,572, respectively, and the Company has incurred cumulative consolidated operating losses since the date of inception.

To date, the Company’s cash flow has been funded with cash investments by its shareholders, certain third parties and to a considerably lesser extent, sales and interest income. These inflows have been insufficient to enable the company to cover its costs. For the year ended December 31, 2014 there has been a substantial increase in current liabilities. Additionally as disclosed in Note 10 with respect to income taxes payable and Note 14 with respect to payroll tax obligations, the Company has been unable to meet its obligations in terms of these taxes.

The Company requires additional capital to continue its development and to achieve sufficient revenues to support its operations. The extent of the Company’s future capital requirements depend on many factors, including its ability to maintain revenues and to manage expenses. The Company requires additional financing either through borrowings or the sale of additional equity to support its operations.

The Company’s access to additional financing, if any, will depend on a variety of factors over which the Company has little or no control. These factors include market conditions, the general unavailability of equity financing to the Company in light of its limited revenues, the actual financial and operational results of the Company on a consolidated basis, as well as investors’ perception of the Company’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, or on any other terms, the Company will not be able to continue as a going concern.

Management is currently pursuing plans to address the cash flow requirements of the Company for the twelve months ending December 31, 2015 and beyond. The Company is engaged in discussions with current and other potential investors, and the Company is also considering additional offerings of Common Stock. The Company was not, however, able to secure any additional equity financing during the second half of 2014 from existing shareholders or otherwise, despite its efforts to do so. In addition, the Company projects that increase in the commercialization of its technology may provide additional cash flow for operations. However, the Company did not enter into any commercial agreements during 2013 or in the year ended December 31, 2014 that provided materials amounts of revenue.

The Consolidated Financial Statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.